Vanguard® U.S. Growth Fund
Schedule of Investments (unaudited)
As of May 31, 2024
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value ($000)
Common Stocks (98.0%)
Communication Services (16.1%)
*	Alphabet Inc. Class C	11,237,692	1,954,909
	Meta Platforms Inc. Class A	3,857,548	1,800,819
*	Netflix Inc.	1,951,896	1,252,375
*	Trade Desk Inc. Class A	9,222,084	855,625
*	Alphabet Inc. Class A	1,354,471	233,646
*	Pinterest Inc. Class A	5,320,050	220,729
*	Spotify Technology SA	723,338	214,672
	Walt Disney Co.	1,941,504	201,742
*	Roblox Corp. Class A	4,165,698	140,051
*	Roku Inc.	1,592,072	91,385
			6,965,953
Consumer Discretionary (16.3%)
*	Amazon.com Inc.	19,095,232	3,369,163
*	Tesla Inc.	3,959,703	705,144
*	MercadoLibre Inc.	237,249	409,392
*	DoorDash Inc. Class A	2,993,061	329,566
	TJX Cos. Inc.	2,560,322	263,969
	Hilton Worldwide Holdings Inc.	1,151,450	230,981
*	Chipotle Mexican Grill Inc.	73,423	229,779
*	Duolingo Inc.	1,052,590	201,466
*	Sweetgreen Inc. Class A	6,063,472	186,452
*	Airbnb Inc. Class A	1,281,229	185,688
*	DraftKings Inc. Class A	4,828,368	169,620
*	Wayfair Inc. Class A	2,247,213	133,687
	LVMH Moet Hennessy Louis Vuitton SE	161,009	128,766
	NIKE Inc. Class B	1,202,798	114,326
*	O'Reilly Automotive Inc.	97,337	93,761
*,1	Chewy Inc. Class A	3,735,406	79,228
*	YETI Holdings Inc.	1,638,790	66,764
	Home Depot Inc.	187,627	62,830
*	Coursera Inc.	6,279,597	47,725
*,1	Rivian Automotive Inc. Class A	1,612,154	17,605
			7,025,912
Consumer Staples (1.1%)
	Costco Wholesale Corp.	370,611	300,154
	L'Oreal SA (XPAR)	235,298	116,143
*,1	Oddity Tech Ltd. Class A	1,364,218	48,989
			465,286
Financials (7.8%)
	Mastercard Inc. Class A	1,738,693	777,318
	Visa Inc. Class A	1,621,677	441,842
	S&P Global Inc.	698,342	298,548
	Ares Management Corp. Class A	1,741,762	244,143
	KKR & Co. Inc.	2,205,603	226,824
	American Express Co.	900,160	216,038
	Tradeweb Markets Inc. Class A	1,676,955	182,805
*	NU Holdings Ltd. Class A	14,160,191	168,223
	Progressive Corp.	773,195	163,283
*	Corpay Inc.	558,447	149,480
	Morgan Stanley	1,486,037	145,394
*	Affirm Holdings Inc.	3,780,829	110,665
*	Block Inc. (XNYS)	1,721,956	110,343
	MSCI Inc.	219,220	108,553
*,1	Lemonade Inc.	2,076,619	34,285
			3,377,744
Health Care (10.7%)
	Eli Lilly & Co.	1,586,929	1,301,821
	UnitedHealth Group Inc.	954,331	472,747

Vanguard® U.S. Growth Fund
		Shares	Market Value ($000)
*	Moderna Inc.	2,983,891	425,354
*	Vertex Pharmaceuticals Inc.	858,408	390,867
	Novo Nordisk A/S ADR	2,191,784	296,505
	Danaher Corp.	1,103,239	283,312
	Zoetis Inc.	1,307,168	221,643
*	Intuitive Surgical Inc.	529,121	212,770
	Stryker Corp.	427,765	145,906
*	Boston Scientific Corp.	1,670,489	126,239
*	Inspire Medical Systems Inc.	702,262	111,512
*	Insulet Corp.	593,420	105,148
*	Alnylam Pharmaceuticals Inc.	631,622	93,752
*	Guardant Health Inc.	3,140,350	85,103
*	Denali Therapeutics Inc.	3,510,877	65,162
*	Doximity Inc. Class A	2,291,617	63,547
*	Mettler-Toledo International Inc.	43,379	60,908
*	Penumbra Inc.	317,998	60,251
*	10X Genomics Inc. Class A	1,351,761	30,306
*,1	Recursion Pharmaceuticals Inc. Class A	3,591,730	29,740
*	Sana Biotechnology Inc.	2,452,970	18,397
*,2	Contra Abiomed Inc. CVR	718,252	733
			4,601,723
Industrials (4.6%)
*	Uber Technologies Inc.	7,309,999	471,934
	General Electric Co.	1,417,975	234,164
	General Dynamics Corp.	753,083	225,752
	Watsco Inc.	456,210	216,654
*	Copart Inc.	3,842,454	203,881
	Eaton Corp. plc	550,509	183,237
	TransUnion	2,060,240	148,172
	Airbus SE ADR	2,915,364	123,874
	Waste Connections Inc. (XTSE)	625,331	102,754
*	Boeing Co.	528,749	93,911
			2,004,333
Information Technology (39.8%)
	NVIDIA Corp.	3,823,952	4,192,313
	Microsoft Corp.	8,726,719	3,622,723
	Apple Inc.	16,342,922	3,141,927
*	Advanced Micro Devices Inc.	4,250,963	709,486
	Broadcom Inc.	445,724	592,167
*	Shopify Inc. Class A (XTSE)	6,775,548	400,774
*	Cadence Design Systems Inc.	1,256,959	359,880
	Monolithic Power Systems Inc.	439,394	323,231
	ASML Holding NV GDR (Registered)	320,494	307,787
	Microchip Technology Inc.	2,866,582	278,718
*	MongoDB Inc.	1,111,664	262,419
	Intuit Inc.	454,906	262,226
*	Cloudflare Inc. Class A	3,737,478	252,990
*	Snowflake Inc. Class A	1,831,114	249,361
*	ServiceNow Inc.	345,593	227,031
*	Workday Inc. Class A	1,001,690	211,807
	Marvell Technology Inc.	2,796,778	192,446
	KLA Corp.	236,793	179,851
*	HubSpot Inc.	291,526	178,137
*	Datadog Inc. Class A	1,580,113	174,097
*	Crowdstrike Holdings Inc. Class A	542,469	170,156
*	Adobe Inc.	352,106	156,603
*	Gartner Inc.	320,452	134,484
	Salesforce Inc.	545,167	127,809
*	Palo Alto Networks Inc.	365,007	107,644
*	Samsara Inc. Class A	2,839,273	96,337
*	HashiCorp Inc. Class A	2,829,400	95,011
*	Atlassian Corp. Class A	377,924	59,281
*	Aurora Innovation Inc.	21,461,607	51,293
*	Sprout Social Inc. Class A	1,524,082	49,761
*,1	ARM Holdings plc ADR	256,463	30,909
			17,198,659
Materials (0.0%)
*,1	Ginkgo Bioworks Holdings Inc.	18,631,948	9,847

Vanguard® U.S. Growth Fund
		Shares	Market Value ($000)
Real Estate (1.6%)
	Welltower Inc.	2,857,026	296,188
	Equinix Inc.	268,673	204,992
*	CoStar Group Inc.	2,461,270	192,398
			693,578
Total Common Stocks (Cost $22,349,836)			42,343,035
Temporary Cash Investments (2.1%)
Money Market Fund (1.8%)
[3,4]	Vanguard Market Liquidity Fund, 5.397%	7,949,171	794,838
		Face Amount ($000)
Repurchase Agreements (0.3%)
	Bank of America Securities, LLC 5.340%, 6/3/24 (Dated 5/31/24, Repurchase Value $53,024,000, collateralized by Freddie Mac 2.000%–7.500%, 9/1/45–12/1/53, and Fannie Mae 2.435%–6.500%, 3/1/27–10/1/53, with a value of $54,060,000)	53,000	53,000
	Societe Generale 5.320%, 6/3/24 (Dated 5/31/24, Repurchase Value $53,124,000, collateralized by U.S. Treasury Note/Bond 4.500%, 5/31/29, with a value of $54,162,000)	53,100	53,100
			106,100
Total Temporary Cash Investments (Cost $900,815)			900,938
Total Investments (100.1%) (Cost $23,250,651)			43,243,973
Other Assets and Liabilities—Net (-0.1%)			(32,220)
Net Assets (100%)			43,211,753
Cost is in $000.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $100,332,000.
2	Security value determined using significant unobservable inputs.
3	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
4	Collateral of $114,244,000 was received for securities on loan.
ADR—American Depositary Receipt.
CVR—Contingent Value Rights.
GDR—Global Depositary Receipt.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini S&P 500 Index	June 2024	1,720	455,413	(891)
E-mini S&P Mid-Cap 400 Index	June 2024	222	66,420	120
				(771)
A.	Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Other temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.

Vanguard® U.S. Growth Fund
B.	Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).
C.	Repurchase Agreements: The fund enters into repurchase agreements with institutional counterparties. Securities pledged as collateral to the fund under repurchase agreements are held by a custodian bank until the agreements mature, and in the absence of a default, such collateral cannot be repledged, resold, or rehypothecated. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. The fund further mitigates its counterparty risk by entering into repurchase agreements only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master repurchase agreements with its counterparties. The master repurchase agreements provide that, in the event of a counterparty's default (including bankruptcy), the fund may terminate any repurchase agreements with that counterparty, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund. Such action may be subject to legal proceedings, which may delay or limit the disposition of collateral.
D.	Futures Contracts: The fund uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The fund may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
E.	Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund’s investments and derivatives as of May 31, 2024, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	42,097,393	244,909	733	42,343,035
Temporary Cash Investments	794,838	106,100	—	900,938
Total	42,892,231	351,009	733	43,243,973
Derivative Financial Instruments
Assets
Futures Contracts[1]	120	—	—	120
Liabilities
Futures Contracts[1]	891	—	—	891
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments.
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